Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2023
Significant Accounting Policies [Abstract]
Schedule of Exchange Rates	Translation of amounts from the local currencies of the Company into US$ has been made at the following exchange rates for the respective periods:
	September 30, 2023	March 31, 2023	September 30, 2022
Balance sheet items, except for equity accounts	7.2960	6.8676	7.1135
Items in the statements of income(loss) and comprehensive income(loss), and statements of cash flows	7.1287	6.8516	6.7312

Schedule of Estimated Useful Lives of the Assets	Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:
	Residual value rate	Useful Lives
Machinery	5%	10 years
Electric equipment	5%	3-5 years
Office equipment	5%	5 years
Vehicles	5%	4 years
Leasehold improvement cost	5%	3-10 years (shorter of the lease term and the remaining useful life)

Schedule of Concentration Risk	During the six months ended September 30, 2022, there are two customers generated sales which accounted for over 10% of total revenues generated for that period. The details are as follows:
	For the six months ended September 30,
	2023 (Unaudited)	2022 (Unaudited)
Customer A	41.9%	31.6%
Customer B	30.5%	0%
Customer C	0%	34.4%
	As of
	September 30, 2023 (Unaudited)	March 31, 2023
Customer A	10.2%	7.5%
Customer B	0.7%	1.8%
Customer C	9.4%	10.4%

	For the six months ended September 30,
	2023 (Unaudited)	2022 (Unaudited)
Supplier A	37.8%	0.6%
Supplier B	18.5%	5.5%
Supplier C	15.2%	9.0%
Supplier D	0%	59.2%
	As of
	September 30, 2023 (Unaudited)	March 31, 2023
Supplier A	10.8%	0%
Supplier B	8.5%	6.0%
Supplier C	13.8%	13.7%
Supplier D	17.6%	17.9%